Financial risk management - Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Level 2
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 3,460,166	₩ 4,978,984
Level 2 | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 3,058,821	₩ 4,664,764
Level 2 | Borrowings
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Black-Scholes model	DCF
Carrying value	₩ 401,345	₩ 314,220
Significant unobservable inputs and range	Discount rate	Discount rate
Level 2 | Trading purpose | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model, DCF	Option model, DCF
Carrying value	₩ 2,862,761	₩ 4,431,080
Significant unobservable inputs and range	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.
Level 2 | Hedging purpose | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model, DCF	Option model, DCF
Carrying value	₩ 196,060	₩ 233,684
Significant unobservable inputs and range	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.
Level 3
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 7,959,207	₩ 8,331,679
Level 3 | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 336,682	₩ 190,175
Level 3 | Financial liabilities designated at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*1)	Option model (*1)
Carrying value	₩ 7,622,525	₩ 8,141,504
Significant unobservable inputs and range	The volatility of the underlying asset, 0.50%~94.90% and Correlations -12.00%~88.00%	The volatility of the underlying asset, 1.00%~127.00% and Correlations -43.00%~92.00%
Level 3 | Equity and foreign exchange related | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*1)	Option model (*1)
Carrying value	₩ 13,214	₩ 25,525
Significant unobservable inputs and range	The volatility of the underlying asset, 2.29%~42.00% and Correlations -5.00%~91.00%	The volatility of the underlying asset, 4.30%~61.00% and Correlations -3.00%~82.00%
Level 3 | Credit and commodity related | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*1)	Option model (*1)
Carrying value	₩ 65,104	₩ 29,891
Significant unobservable inputs and range	The volatility of the underlying asset, 1.90%~94.90% and Hazard Rate 5.17%~100.79%	The volatility of the underlying asset, 1.00%~102.00% and Correlations -43.00%~92.00%
Level 3 | Interest rates related | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*1)	Option model (*1)
Carrying value	₩ 258,364	₩ 134,759
Significant unobservable inputs and range	The volatility of the underlying asset, 0.46%~0.78% Regression coefficient, 0.00%~0.54% and Correlations 0.00%~90.34%	The volatility of the underlying asset, 0.47%~40.00% Regression coefficient, 0.30%~0.63% and Correlations 20.13%~90.34%